Johnson & Johnson Pension and Savings Plans Master Trust - Collateral Pledged and Owed (Details) - EBP 200 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Futures
EBP, Master Trust [Line Items]
Fair value of collateral pledged	$ 0	$ 0
Swap
EBP, Master Trust [Line Items]
Fair value of collateral pledged	$ 4,518,000
Fair value of collateral owed		$ 9,440,000